Share-based payments - Weighted Average Fair Value of Options Granted and Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 £ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares
Weighted Average Assumptions [abstract]
Fair Value Assumptions Expected Life	48 months	48 months	48 months	48 months	48 months	48 months
Expected volatility, share options granted	33.00%	33.00%	32.00%	32.00%	34.00%	34.00%
Expected dividend as percentage, share options granted	5.60%	5.60%	3.90%	3.90%	3.40%	3.40%
United Kingdom
Weighted Average Assumptions [abstract]
Risk-free interest rate	4.00%	4.00%	2.92%	2.92%	0.63%	0.63%
United Kingdom | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | £ / shares	£ 1.310		£ 1.770		£ 2.200
United States
Weighted Average Assumptions [abstract]
Risk-free interest rate	4.53%	4.53%	4.09%	4.09%	1.16%	1.16%
United States | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | $ / shares		$ 8.59		$ 11.48		$ 14.89